Investments Accounted for Using the Equity Method - Summary of Investments in Equity Accounted Investees (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
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Associates	¥ 4,218,009	¥ 4,887,674
Joint ventures	1,124,539	910,377
Total	¥ 5,342,548	¥ 5,798,051	¥ 5,710,106